Expense Example, No Redemption - FT Vest U.S. Equity Buffer & Digital Return ETF - April - FT Vest U.S. Equity Buffer & Digital Return ETF - April	Apr. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271